Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

As at December 31	Note	2015	2014

Canadian Dollar Denominated Debt
Canadian Unsecured Notes:	B
5.80% due January 18, 2018		$-	$647
		-	647

U.S. Dollar Denominated Debt
Revolving credit and term loan borrowings	A	650	1,277
U.S. Unsecured Notes:	B
5.90% due December 1, 2017		-	700
6.50% due May 15, 2019		500	500
3.90% due November 15, 2021		600	600
8.125% due September 15, 2030		300	300
7.20% due November 1, 2031		350	350
7.375% due November 1, 2031		500	500
6.50% due August 15, 2034		750	750
6.625% due August 15, 2037		500	500
6.50% due February 1, 2038		800	800
5.15% due November 15, 2041		400	400
		5,350	6,677
Total Principal	F	5,350	7,324

Increase in Value of Debt Acquired	C	27	34
Debt Discounts	D	(14)	(18)
Current Portion of Long-Term Debt	E	-	-
		$5,363	$7,340

Mandatory Debt Payments

Principal
As at December 31	Amount

2016	$-
2017	-
2018	-
2019	500
2020	650
Thereafter	4,200
Total	$5,350